SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2024
Equity [Abstract]
Number of Warrants, Outstanding, Beginning Balance	472,714	3,005,957
Weighted Average Exercise Price, Outstanding	$ 0.30		$ 0.30	$ 0.30
Weighted Average Remaining Years, Outstanding	1 year 5 months 8 days	2 years 5 months 8 days		1 year
Number of Warrants, Issued
Weighted Average Exercise Price, Issued
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited and cancelled	(2,714)	(2,533,243)
Weighted Average Exercise Price, Forfeited and cancelled	$ (0.04)		$ (0.30)
Number of Warrants, Outstanding, Ending Balance	470,000	472,714	3,005,957
Weighted Average Exercise Price, Outstanding	$ 0.04	$ 0.30